Financial Results	12 Months Ended
Dec. 31, 2020
Financial Results [Abstract]
Financial Results

33.  FINANCIAL RESULTS

Finance income and costs for the years ended December 31, 2020, 2019 and 2018, are as follows:

	For the years ended December 31,
	2020	2019	2018
Finance Income	ThUS$	ThUS$	ThUS$
Cash and cash equivalents	59,510	64,794	93,774
Financial income on plan assets (Brazil) (1)	15	27	42
Financial income from concessions IFRIC 12 (Brazil) (2)	99,071	73,345	73,911
Interest collected to customers on energy bills and invoices	66,080	76,122	58,604
Other financial income (3)	96,801	235,373	131,750
Total financial income	321,477	449,661	358,081

	For the years ended December 31,
	2020	2019	2018
Finance Costs	ThUS$	ThUS$	ThUS$
Finance Costs	(768,453)	(1,088,631)	(1,071,759)
Bank loans	(70,023)	(134,024)	(162,192)
Bonds payable	(208,630)	(281,359)	(312,204)
Lease obligations	(9,396)	(11,712)	(8,170)
Valuation of financial derivatives	(10,207)	(18,610)	(14,094)
Financial restatement of provisions (4)	(89,713)	(119,966)	(147,194)
Capitalized finance expenses	7,561	15,703	19,329
Post-employment benefit obligations (1)	(104,918)	(108,699)	(83,463)
Formalization of debt and other associated expenses	(7,134)	(11,323)	(17,883)
Financial expenses - related parties (5)	(2,662)	(127,977)	(43,874)
Other financial costs (6)	(273,331)	(290,664)	(302,014)
Gains (losses) from indexed assets and liabilities (*)	76,698	124,477	270,380
Foreign currency exchange differences (**)	57,171	136,960	110,635

Total financial costs	(634,584)	(827,194)	(690,744)

Total financial results	(313,107)	(377,533)	(332,663)

(1)	See Note 26.2. c).

(2)

For the years ended December 31, 2020, 2019 and 2018, this item corresponds to the financial update of non-amortized assets at their new replacement value at the end of the concession in the distribution companies Enel Distribución Río S.A., Enel Distribución Ceará S.A., Enel Distribución Goias S.A. and Enel Distribución Sao Paulo S.A.

(3)

For the year ended December 31, 2020, the Company records finance income generated by a financial restatement of PIS/COFINS taxes receivable of Enel Generación Fortaleza of  ThUS$ 546 (ThUS$ 14,330 and ThUS$ 0 at December 31, 2019 and 2018, respectively), finance income from regulatory assets related to the Brazilian subsidiaries of ThUS$ 32,715 (ThUS$ 48,228 and ThUS$ 28,579 at December 31, 2019 and 2018, respectively), finance income from VOSA accounts receivable of Argentine generation subsidiaries of ThUS$ 12,387 (ThUS$ 80,738 and ThUS$ 12,894 as of December 31, 2019 and 2018, respectively), income from revaluation of investments due to change in ownership of Central Térmica Manuel Belgrano and Central Térmica San Martín for ThUS$ 24,893 (see Note 14) and other income for ThUS$ 26,260 (ThUS$ 92,077 and ThUS$ 90,277 as of December 31, 2019 and 2018, respectively).

(4)

For the year ended December 31, 2020, the Company includes ThUS$13,754    (ThUS$56,225 and ThUS$61,454 as of December 31, 2019 and 2018, respectively) of our subsidiary Edesur, corresponding to the finance cost generated by the update of the penalty for service quality due to the application of ENRE Resolution No. 1/2016 (See Note 24). Additionally, our Brazilian subsidiaries have recognized ThUS$70,622,  and ThUS$54,002 and ThUS$61,087 during the years ended December 31, 2020, 2019 and 2018, respectively, for accounting update of legal claims.

(5)

For the year ended December 31, 2020, interest for debt with Enel Finance International NV for ThUS$ 2,662 (ThUS$ 127,977 and ThUS$ 43,874 as of December 31, 2019 and 2018, respectively) is included, related to the refinancing for the purchase Enel Distribución Sao Paulo (see note 11.d).

(6)

For the year ended December 31, 2020, it includes interest from the debt with CAMMESA for ThUS$ 88,415  (ThUS$ 91,864 and ThUS$ 111,680 as of December 31, 2019 and 2018, respectively), banking expenses for ThUS$ 32,533  (ThUS$ 53,458 and ThUS$ as of December 31, 2019 and 2018, respectively), finance costs for the sale of portfolio corresponding to the assignment of accounts receivable in our subsidiaries in Peru, Colombia and Brazil amounting to ThUS$ 0  (ThUS$5,950 and ThUS$ 23,471 as of December 31, 2019 and 2018, respectively), and others for ThUS$ 152,383  (ThUS$139,392 and ThUS$ 110,675 as of December 31, 2019 and 2018, respectively).

(*) The effects on financial results by adjustment units and (**) exchange differences are as follows:

	For the years ended December 31,
	2020	2019	2018
Gains (losses) from Indexed Assets and Liabilities (*)	ThUS$	ThUS$	ThUS$
Inventories	27,150	25,670	2,099
Investments accounted for using the equity method	48	79	128
Intangible assets other than goodwill	11,601	8,867	5,218
Goodwill	6,530	8,858	8,494
Property, plant and equipment	485,353	646,811	621,219
Deferred tax assets	14,665	20,861	—
Deferred tax liabilities	(89,669)	(119,471)	—
Total Equity	(355,914)	(382,962)	(318,132)
Revenues	(150,056)	(346,360)	(282,564)
Raw materials and consumables used	126,134	241,081	207,965
Financial results	2,818	(1,559)	20,434
Other Expenses	(3,317)	95	(264)
Corporate tax	1,355	22,507	5,783

Gain from inflation-adjusted units	76,698	124,477	270,380

	For the years ended December 31,
	2020	2019	2018
Foreign Currency Exchange Differences (**)	ThUS$	ThUS$	ThUS$

Cash and cash equivalents	8,277	3,553	28,247
Other financial assets	130,570	57,818	143,279
Other non-financial assets	27,195	379	5,356
Trade and other receivables	57,226	210,587	193,532
Current tax assets (liabilities)	—	—	2,473
Other financial liabilities (financial debt and derivative instruments)	(30,988)	(43,692)	(144,669)
Trade and other payables	(46,073)	(45,142)	(76,575)
Other non-financial liabilities	(89,036)	(46,543)	(41,008)

Total	57,171	136,960	110,635

1)	Corresponds to the financial effect derived from the application of IAS 29 "Financial Reporting in Hyperinflationary Economies". (See Note 2.9)